Submission	Jul. 11, 2025
Submission [Line Items]
Central Index Key	0001108426
Registrant Name	TXNM ENERGY, INC.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES